Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following tables contain the Company's revenue for the years ended December 31, 2023, 2022 and 2021, by contract type and by segment.

	Year Ended December 31, 2023			Year Ended December 31, 2022			Year Ended December 31, 2021
	LNG Segment $	NGL Segment $	Total $	LNG Segment $	NGL Segment $	Total $	LNG Segment $	NGL Segment $	Total $
Time charters	474,180	140,307	614,487	489,848	10,185	500,033	540,379	11,356	551,735
Voyage charters	—	22,970	22,970	—	38,862	38,862	—	35,979	35,979
Management fees and other income	89,334	—	89,334	85,585	—	85,585	10,117	—	10,117
	563,514	163,277	726,791	575,433	49,047	624,480	550,496	47,335	597,831

The following table contains the Company’s total revenue for the years ended December 31, 2023, 2022 and 2021, by contracts or components of contracts accounted for as leases and those not accounted for as leases:

	Year Ended December 31, 2023 $	Year Ended December 31, 2022 $	Year Ended December 31, 2021 $
Lease revenue
Lease revenue from lease payments of operating leases	536,072	467,323	508,932
Interest income on lease receivables	61,752	43,979	49,142
Variable lease payments – cost reimbursements(i)	5,365	5,198	5,755
	603,189	516,500	563,829
Non-lease revenue
Non-lease revenue – related to direct financing and sales-type leases	34,268	22,395	23,885
Management fees and other income	89,334	85,585	10,117
	123,602	107,980	34,002
Total	726,791	624,480	597,831
(i)Reimbursements for vessel operating expenditures and dry-docking expenditures received from the Company's customers relating to such costs incurred by the Company to operate the vessel for the customer pursuant to charter contracts accounted for as operating leases.

Schedule of Capital Leased Assets
The following table lists the components of the net investments in direct financing and sales-type leases:

	December 31, 2023 $	December 31, 2022 $
Total lease payments to be received	1,024,763	638,959
Estimated unguaranteed residual value of leased properties	335,841	284,277
Initial direct costs	167	200
Less unearned revenue	(661,360)	(410,549)
Total net investments in direct financing and sales-type leases	699,411	512,887
Less credit loss provision	(9,700)	(26,200)
Total net investments in direct financing and sales-type leases, net	689,711	486,687
Less current portion	(20,572)	(16,335)
Net investments in direct financing and sales-type leases, net	669,139	470,352